Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 6,671,293	$ 4,622,677
Due from banks - interest bearing	14,245,480	5,309,936
Total cash and cash equivalents	20,916,773	9,932,613
Investment securities:
Available-for-sale (at fair value)	150,960,955	133,168,794
Loans	109,428,476	121,367,066
Less allowance for loan losses	(2,503,738)	(2,059,025)
Net loans	106,924,738	119,308,041
Premises and equipment, net	5,917,719	5,714,121
Accrued income receivable	1,140,273	1,094,835
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,518,450	3,415,247
Other assets	2,235,063	3,680,882
Total assets	293,258,090	277,958,652
LIABILITIES
Demand	31,915,482	28,319,278
Interest bearing deposits:
Demand	47,890,988	42,112,794
Savings	85,579,615	78,678,200
Time	73,790,921	79,364,466
Total deposits	239,177,006	228,474,738
Federal funds purchased and securities sold under agreements to repurchase	14,013,506	13,477,420
Federal Home Loan Bank borrowings	3,693,014	3,775,583
Accrued interest payable	217,726	276,662
Other liabilities	1,630,328	853,063
Total liabilities	258,731,580	246,857,466
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,662,814 shares issued at December 31, 2011 and 2010	8,314,070	8,314,070
Treasury stock - 10,000 shares at cost:	(228,100)	(228,100)
Surplus	6,288,403	6,288,403
Retained earnings	16,920,319	15,722,313
Accumulated other comprehensive income	3,231,818	1,004,500
Total stockholders' equity	34,526,510	31,101,186
Total liabilities and stockholders' equity	$ 293,258,090	$ 277,958,652